SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance at beginning of period	$ 608	$ 23,254
Sales of oil and gas, net	(1,989)	(146)
Net change in prices and production costs	(309)	(26,115)
Net change in future development costs	4,617	20,626
Extensions and discoveries	0	0
Acquisition of reserves	7,919	0
Sale / conveyance of reserves	0	0
Revisions of previous quantity estimates	1,087	(19,336)
Previously estimated development costs incurred	(8,942)	0
Net change in income taxes	0	0
Change in timing and other	3,630	0
Accretion of discount	35	2,325
Balance at end of period	$ 6,656	$ 608